Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net loss per share attributable to ordinary shareholders
Net Income (Loss) Per Share

Note 14 Net Loss Per Share

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	For the six months ended
	2024	2025	2025
	HK$’000	HK$’000	US$’000
Basic and diluted loss per share
Numerator:
Net loss for the period attributable to the Company’s ordinary shareholders	(1,901)	(3,826)	(487)

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding	11,057,005	11,062,500	11,062,500

Weighted average number of basic and diluted ordinary shares used in calculating loss per share	11,057,005	11,062,500	11,062,500

Basic and diluted net loss per share (cents)	(17.19)	(34.59	(4.40)

Note 14 Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	For the year ended December 31,
	2022	2023	2024	2024
	HK$’000	HK$’000	HK$’000	US$’000
Basic and diluted income (loss) per share
Numerator:
Net income (loss) for the year attributable to the Company’s ordinary shareholders	8,653	(1,462)	(15,482)	(1,993)

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding	10,000,000	10,084,932	11,059,932	11,059,932

Weighted average number of basic and diluted ordinary shares used in calculating income (loss) per share	10,000,000	10,084,932	11,059,932	11,059,932

Basic and diluted net income (loss) per share (cents)	86.53	(14.50)	(139.98)	(18.02)